CREDIT LINE AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CREDIT LINE AND OTHER BORROWINGS	CREDIT LINE AND OTHER BORROWINGS
Credit Line:
In 2016, the Company entered into additional modifications to the credit line agreement dated 2012 , pursuant to which certain conditions were amended and the Maturity Date had been extended to October 21, 2018 and the line of credit increased from $6,500 to $10,000.
On April 7, 2017 the Company utilized $5,000 of the line of credit. The credit installments bear US dollar denominated interest at an annual rate equal to .75%-1% plus a prime rate on the outstanding principal of each credit installment. The balance owing as of December 31, 2017 was $5,000.
On October 20, 2018, the Company entered into additional modifications to the credit agreement, pursuant to which certain conditions were amended and the Maturity Date was extended to December 31, 2018.
On December 26, 2018, the Company entered into an A&R Agreement, pursuant to which certain conditions were amended and the Maturity Date was extended to December 26, 2020 and the line of credit was increased from $10,000 to $12,000.
On September 1, 2018 the Company utilized an additional $1,000 of the line of credit. The credit installments bear US dollar denominated interest at an annual rate equal to .75%-1% plus a prime rate on the outstanding principal of each credit installment. The Maturity Date was December 26, 2020. The balance owing as of December 31, 2018 was $6,000.
On November 30, 2019, the Company fully repaid the outstanding balance of the credit line was in the amount of $6,000.
During 2020, the Company fully drew down on its $12,000 credit line. As of December 31, 2020, the Company had repaid $6,000, leaving a balance of $6,000. On December 29, 2020, the Company entered into additional modifications to the A&R Agreement, pursuant to which certain conditions were amended and the Maturity Date was extended to December 29, 2022, and the line of credit increased to $15,000.
As of December 31, 2021 the outstanding balance of the credit line was in the amount of $6,000.
The credit installments bear US dollar denominated interest at an annual rate equal to .75%-1% plus a prime rate on the outstanding principal of each credit installment. The Company was in compliance with all the covenants, primarily maintaining an adjusted quick ratio of at least 1.20:1.00. As defined in the A&R Agreement “adjusted quick ratio” is the ratio of (a) quick assets to (b) current liabilities minus the current portion of deferred revenue. “Quick assets” determines as the Company’s unrestricted cash plus accounts receivable, net, determined according to US GAAP.
During the year ended December 31, 2021, the Company continued utilizing $6,000 of a $15,000 credit line which was drawn during 2020. As of December 31, 2021, the covenants under the Agreement were not changed from the amended Agreement. The Company is in compliance with all the covenants.
PPP Loan:
In April, 2020, the Company obtained an unsecured loan of $3,516 through SVB under the PPP Loan.
In May, 2020, the Company entered into the Grant Agreement with SSIG to receive $504 from SSIG, a related party of one of the Company’s investors, for the purpose of a partial repayment of the PPP Loan. For further information see Note 14.
In June, 2021, the Company repaid the outstanding balance of the PPP Loan of $3,012.
Interest expenses for the Credit Line and PPP Loan for the years ended December 31, 2021, 2020 and 2019 were $259, $328 and $298, respectively and were recorded in finance expenses, net in the consolidated statements of operations.